Mortgage Servicing Rights - Summary of Activity in Mortgage Servicing Rights (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Servicing Asset at Amortized Cost [Line Items]
Amount sold	$ (23,450)	$ 0	$ 0
MSRs valuation allowance beginning balance	0	(883)
Aggregate additions charged and recoveries credited to operations	0	883
MSRs impairment	0	0
MSRs valuation allowance ending balance	0	0	(883)
MSRs, net of valuation allowance	4,554	21,022
Mortgage Servicing Rights [Member]
Servicing Asset at Amortized Cost [Line Items]
MSRs beginning balance	21,022	24,027
Amount sold	(15,001)	0
Amount capitalized	715	1,417
Amount amortized	(2,182)	(4,422)
MSRs ending balance	$ 4,554	$ 21,022	$ 24,027